Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by type of Service (Parenthetical) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Interchange fees	¥ 11,023	¥ 10,819	¥ 12,427
Consideration paid to customer	¥ 4,554	¥ 3,408	¥ 1,870